Severance Indemnities And Pension Plans (Schedule Of Aggregated Accumulated Benefit Obligations) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,747,624	¥ 1,685,442
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 209,145	¥ 181,239